Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Retained Earnings Impact of IFRS 15 and IFRS 9 (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Impact on Retained Earnings [Abstract]
Retained earnings	$ 2,250.7	$ 3,275.2
Revised [Member]
Impact on Retained Earnings [Abstract]
Retained earnings		3,312.0
Adjustments [Member] | IFRS 15 [Member]
Impact on Retained Earnings [Abstract]
Retained earnings		52.4
Adjustments [Member] | IFRS 9 [Member]
Impact on Retained Earnings [Abstract]
Retained earnings		$ (15.6)